CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Ordinary shares Class A ordinary shares	Ordinary shares Class B ordinary shares	Treasury stock purchases	Additional paid in capital	Statutory Reserves	Accumulated other comprehensive income (loss)	(Accumulated deficit)/retained earnings	Non-controlling interests
Beginning balance at Dec. 31, 2022	$ 446,986,892	$ 22,213	$ 976	$ (2,172,819)	$ 495,705,684	$ 6,171,627	$ 2,231,411	$ (50,366,734)	$ (142,644)
Beginning balance (in shares) at Dec. 31, 2022		2,221,403,067	97,611,722
Begining balance (in shares) at Dec. 31, 2022				10,429,305
Changes in equity
Issuance of Class A ordinary shares upon settlement of share-based awards (in shares)		31,489,778
Issuance of Class A ordinary shares upon settlement of share-based awards	140,383	$ 315			140,068
Share-based compensation	10,147,362				10,144,515				2,847
Provision of statutory reserve						2,339,412		(2,339,412)
Foreign currency translation adjustment	(545,498)						(551,257)		5,759
Unrealized (loss) gain on available-for-sale securities	(450,325)						(450,325)
Accretion of redeemable non-controlling interests	(570,723)				(542,187)				(28,536)
Net income (loss)	33,007,427							33,105,712	(98,285)
Ending balance at Dec. 31, 2023	488,715,518	$ 22,528	$ 976	$ (2,172,819)	505,448,080	8,511,039	(3,232,993)	(19,600,434)	(260,859)
Ending balance (in shares) at Dec. 31, 2023		2,252,892,845	97,611,722
Ending balance (in shares) at Dec. 31, 2023				10,429,305
Changes in equity
Issuance of Class A ordinary shares upon settlement of share-based awards (in shares)		31,071,505
Issuance of Class A ordinary shares upon settlement of share-based awards	85,110	$ 311			84,799
Issuance of ordinary shares upon follow-on public offering (in shares)		258,750,000
Issuance of ordinary shares upon follow-on public offering	104,397,012	$ 2,588			104,394,424
Share-based compensation	9,736,901				9,733,912				2,989
Provision of statutory reserve						3,914,424		(3,914,424)
Foreign currency translation adjustment	(9,022,611)						(9,030,209)		7,598
Unrealized (loss) gain on available-for-sale securities	343,892						343,892
Accretion of redeemable non-controlling interests	(663,669)				(630,485)				(33,184)
Net income (loss)	61,353,928							61,358,405	(4,477)
Ending balance at Dec. 31, 2024	$ 654,946,081	$ 25,427	$ 976	$ (2,172,819)	619,030,730	12,425,463	(11,919,310)	37,843,547	(287,933)
Ending balance (in shares) at Dec. 31, 2024		2,542,714,350	97,611,722
Ending balance (in shares) at Dec. 31, 2024	10,429,305			10,429,305
Changes in equity
Retrospective application	$ 2,294,229							2,294,229
Issuance of Class A ordinary shares upon settlement of share-based awards (in shares)		37,491,475
Issuance of Class A ordinary shares upon settlement of share-based awards	100,897	$ 375			100,522
Share-based compensation	15,609,141				15,605,180				3,961
Provision of statutory reserve						3,161,586		(3,161,586)
Foreign currency translation adjustment	19,154,156						19,166,149		(11,993)
Unrealized (loss) gain on available-for-sale securities	2,207,391						2,207,391
Accretion of redeemable non-controlling interests	(561,251)				(533,188)				(28,063)
Net income (loss)	171,481,621							171,432,725	48,896
Ending balance at Dec. 31, 2025	$ 865,232,265	$ 25,802	$ 976	$ (2,172,819)	$ 634,203,244	$ 15,587,049	$ 9,454,230	$ 208,408,915	$ (275,132)
Ending balance (in shares) at Dec. 31, 2025		2,580,205,825	97,611,722
Ending balance (in shares) at Dec. 31, 2025	10,429,305			10,429,305